Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000004265
Average Annual Return [Line Items]
Average Annual Return, Percent	7.74%	0.08%	1.47%
C000004266
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%	0.53%	1.32%
C000027580
Average Annual Return [Line Items]
Average Annual Return, Percent	14.72%	1.56%	2.41%
C000137236
Average Annual Return [Line Items]
Average Annual Return, Percent	14.10%	1.25%	2.12%
C000137237
Average Annual Return [Line Items]
Average Annual Return, Percent	14.16%	1.09%	1.91%
C000004268
Average Annual Return [Line Items]
Average Annual Return, Percent	14.61%	1.46%	2.28%
C000004260
Average Annual Return [Line Items]
Average Annual Return, Percent	11.92%	1.51%	2.58%
C000004261
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	1.93%	2.42%
C000027578
Average Annual Return [Line Items]
Average Annual Return, Percent	19.01%	2.95%	3.45%
C000137234
Average Annual Return [Line Items]
Average Annual Return, Percent	18.29%	2.62%	3.16%
C000137235
Average Annual Return [Line Items]
Average Annual Return, Percent	18.40%	2.44%	2.94%
C000004263
Average Annual Return [Line Items]
Average Annual Return, Percent	18.87%	2.87%	3.37%
C000004255
Average Annual Return [Line Items]
Average Annual Return, Percent	15.80%	3.77%	3.94%
C000004256
Average Annual Return [Line Items]
Average Annual Return, Percent	21.95%	4.22%	3.78%
C000027576
Average Annual Return [Line Items]
Average Annual Return, Percent	23.15%	5.24%	4.79%
C000137232
Average Annual Return [Line Items]
Average Annual Return, Percent	22.27%	4.88%	4.48%
C000137233
Average Annual Return [Line Items]
Average Annual Return, Percent	22.47%	4.69%	4.26%
C000004258
Average Annual Return [Line Items]
Average Annual Return, Percent	23.02%	5.18%	4.72%
C000004250
Average Annual Return [Line Items]
Average Annual Return, Percent	19.27%	5.89%	5.16%
C000004251
Average Annual Return [Line Items]
Average Annual Return, Percent	25.49%	6.34%	4.98%
C000027574
Average Annual Return [Line Items]
Average Annual Return, Percent	26.86%	7.46%	6.10%
C000137230
Average Annual Return [Line Items]
Average Annual Return, Percent	26.12%	7.10%	5.79%
C000137231
Average Annual Return [Line Items]
Average Annual Return, Percent	26.32%	6.94%	5.57%
C000004253
Average Annual Return [Line Items]
Average Annual Return, Percent	26.88%	7.41%	6.05%
C000004273
Average Annual Return [Line Items]
Average Annual Return, Percent	21.12%	6.47%	5.68%
C000004274
Average Annual Return [Line Items]
Average Annual Return, Percent	27.62%	6.92%	5.52%
C000027582
Average Annual Return [Line Items]
Average Annual Return, Percent	28.99%	8.09%	6.66%
C000137238
Average Annual Return [Line Items]
Average Annual Return, Percent	28.26%	7.75%	6.37%
C000137239
Average Annual Return [Line Items]
Average Annual Return, Percent	28.25%	7.55%	6.13%
C000004276
Average Annual Return [Line Items]
Average Annual Return, Percent	28.80%	8.00%	6.57%
Without Sales Load [Member] | C000004265
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%	1.27%	2.07%
Without Sales Load [Member] | C000004260
Average Annual Return [Line Items]
Average Annual Return, Percent	18.69%	2.71%	3.19%
Without Sales Load [Member] | C000004255
Average Annual Return [Line Items]
Average Annual Return, Percent	22.84%	5.01%	4.56%
Without Sales Load [Member] | C000004250
Average Annual Return [Line Items]
Average Annual Return, Percent	26.58%	7.15%	5.78%
Without Sales Load [Member] | C000004273
Average Annual Return [Line Items]
Average Annual Return, Percent	28.55%	7.73%	6.31%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	11.20%	0.18%	1.82%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	11.20%	0.18%	1.82%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	11.20%	0.18%	1.82%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	11.20%	0.18%	1.82%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	11.20%	0.18%	1.82%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	11.20%	0.18%	1.82%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	11.20%	0.18%	1.82%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	11.20%	0.18%	1.82%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	11.20%	0.18%	1.82%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	11.20%	0.18%	1.82%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	11.20%	0.18%	1.82%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	11.20%	0.18%	1.82%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%	9.06%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%	9.06%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%	9.06%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%	9.06%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%	9.06%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%	9.06%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%	9.06%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%	9.06%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%	9.06%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%	9.06%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%	9.06%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%	9.06%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%	9.06%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%	9.06%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%	9.06%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%	9.06%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%	9.06%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%	9.06%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%	12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%	12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%	12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%	12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%	12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%	12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%	12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%	12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%	12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%	12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%	12.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%	15.00%	12.75%